(212) 318-6275
rachaelschwartz@paulhastings.com

October 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: Connecticut Daily Tax Free Income Fund, Inc. (811-04265);
    Florida Daily Municipal Income Fund (811-08654); and
    New Jersey Daily Municipal Income Fund, Inc. (811-06152)

Ladies and Gentlemen:

On behalf of our clients, Connecticut Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund and New Jersey Daily Municipal Income Fund, Inc. (each a "Fund," and together, the "Funds") and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we hereby transmit for filing:

o One preliminary copy of the proxy statement and form of proxy in the form to be furnished to shareholders.

The purpose of the Special Joint Meeting of Shareholders is (1) to consider and act upon a proposal to liquidate and dissolve the Funds, as set forth in the Plans of Liquidation and Dissolution attached to the accompanying Proxy Statement as Appendices A, B and C; and (2) to vote and otherwise represent the undersigned on other matters that properly come before the meeting and any adjourned session of the meeting in the discretion of the proxy holder.

It is anticipated that the proxy materials will be sent to shareholders on or about October 23, 2009.

Please contact the undersigned at the above number with any questions or comments you may have or for any further information you may desire.

Very truly yours,

/s/ Rachael L. Schwartz


Rachael L. Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure